Cash and Cash Equivalents and Bank Overdraft (Tables)	12 Months Ended
Feb. 28, 2025
Cash and Cash Equivalents and Bank Overdraft [Abstract]
Schedule of Cash and Cash Equivalents and Bank Overdraft
	As of February 28/29
Figures in Rand thousands	2025	2024

Cash on hand	4,054	1,965
Bank balances	208,971	457,366
Short-term deposits	829,857	196
Cash and cash equivalents in the consolidated statement of financial position	1,042,882	459,527
Bank overdrafts	(205,299)	(23,362)
Cash and cash equivalents in the consolidated statement of cash flows	837,583	436,165

Current assets	1,042,882	459,527
Current liabilities	(205,299)	(23,362)
	837,583	436,165